Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Stock options
Number of options
Outstanding at beginning of the year (in shares)	160,800,982
Granted (in shares)	145,572,500
Forfeited (in shares)	(7,108,508)
Options exercised (in shares)	15,220,000	8,330,150
Outstanding at end of the year (in shares)	284,044,974
Exercisable on end of the year (in shares)	128,681,130
Vested or expected to vest (in shares)	284,044,974
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.05
Granted (in dollars per share)	0.0002
Forfeited (in dollars per share)	0.03
Exercised (in dollars per share)	0.04
Outstanding at end of the year (in dollars per share)	0.02
Exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	$ 0.02
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)	$ 944,105	$ 545,013
Weighted average grant date fair value
Granted (in dollars per share)	$ 0.10	$ 0.10
Unrecognized compensation cost related to non-vested stock options	$ 12,686,969
Weighted-average recognition period for unrecognized compensation cost	3 years 3 months 10 days
Share-based compensation expense	$ 2,292,252	$ 439,601
Restricted shares units
Number of options
Vested or expected to vest (in shares)	29,194,080
Weighted average exercise price
Vested or expected to vest (in dollars per share)	$ 0.19
Weighted average grant date fair value
Weighted-average recognition period for unrecognized compensation cost	2 years 3 months 18 days
Share-based compensation expense	$ 1,471,380	$ 2,708,567